                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    Form 13F
                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 09/30/01
                                               --------
Check here if Amendment [x]; Amendment Number:  10
                                                --

This Amendment (Check only one.): [ ] is a restatement.

[x] adds new holdings
entries.

Institutional Investment Manager Filing this Report:

Name: Neumeier Investment Counsel LLC
      -------------------------------

Address: 26435 Carmel Rancho Blvd.
         -------------------------
         Carmel, CA  93923
         -----------------

Form 13F File Number: 28-4792
                         ----

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Peter Neumeier
      -------------------------------------------------------------------

Title: President
       ------------------------------------------------------------------

Phone: 831-625-6355
       ------------------------------------------------------------------

Signature, Place, and Date of Signing:

/s/ Peter Neumeier      Carmel, California   11/14/01
---------------------   -------------------- ---------
      [Signature]         [City, State]       [Date]

Report Type (Check only one.):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: [If there are no entries in this list, omit this section.]

Form 13F File Number Name

28-4792 Neumeier Investment Counsel LLC
   ---- -------------------------------
[Repeat as necessary.]

Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0
                                  -------------------
Form 13F Information Table Entry Total: 30
                                       ---------------
Form 13F Information Table Value Total: $189303

(thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No. Form 13F File Number Name

____ 28-4792 Neumeier Investment Counsel LLC
        ---- -------------------------------
[Repeat as necessary.

                                                     FORM 13F INFORMATION TABLE

COLUMN 1                     COLUMN 2    COLUMN 3  COLUMN 4        COLUMN 5        COL. 6   COLUMN 7            COLUMN 8
--------------------     --------------  --------  --------   ------------------   -------  --------   --------------------------
                                                                                             OTHER           VOTING AUTHORITY
                                                    VALUE     SHARES/  SH/P PUT/   INVSTMT   MANAGERS  --------------------------
NAME OF ISSUER           TITLE OF CLASS   CUSIP    (x$1000)   PRN AMT  RN   CALL   DSCRETN   NONE       SOLE      SHARED     NONE
Arthur J. Gallagher             COM     363576109    9786      289100               289100             207900      81200
Autodesk Inc.                   COM     052769106    2363       73700                73700              50600      23100
Avnet Inc.                      COM     053807103    4489      246800               246800             167272      79528
Chico's FAS Inc.                COM     168615102    4578      194400               194400             134300      60100
Colonial BancGroup Inc.         COM     195493309    6259      488950               488950             343500     145450
Dal-Tile International Inc.     COM     23426R108    1834      119200               119200              96600      22600
Dentsply International          COM     249030107    7253      157875               157875             114800      43075
Doral Financial Corporation     COM     25811P100    9625      248075               248075             175300      72775
Engelhard Corporation           COM     292845104    9103      394050               394050             266800     127250
Furniture Brands International  COM     360921100    6791      348625               348625             246900     101725
Harman International            COM     413086109    8130      242675               242675             166000      76675
ICN Pharmaceuticals Inc.        COM     448924100    9863      374300               374300             250200     124100
Jacobs Engineering Group        COM     469814107    6274      100550               100550              64500      36050
John Nuveen Company             CLA     478035108    9590      216825               216825             158250      58575
Kemet Corporation               COM     488360108    3511      213320               213320             148800      64520
Lone Star Technologies          COM     542312103    1265      102000               102000              68200      33800
Lubrizol Corp.                  COM     549271104    8998      284750               284750             192700      92050
Maverick Tube Corp.             COM     577914104    1242      137100               137100             112000      25100
Mohawk Industries Inc.          COM     608190104   12677      344950               344950             233450     111500
Monaco Coach Corp.              COM     60886R103    1625      114000               114000              82950      31050
Newfield Exploration            COM     651290108    7116      243700               243700             171050      72650
Pittson Brinks Group            COM     725701106    6446      356150               356150             251600     104550
Radian Group Inc.               COM     750236101    3273       85000                85000              58200      26800
Renaissance RE                  COM     G7496G103   11867      133475               133475              94100      39375
Silicon Valley Bancshares       COM     827064106    7618      377150               377150             255200     121950
St. Francis Capital Corp.       COM     789374105     771       36100                36100              14400      21700
Superior Industries             COM     868168105    9297      279950               279950             192700      87250

                                                     FORM 13F INFORMATION TABLE

COLUMN 1                     COLUMN 2    COLUMN 3  COLUMN 4        COLUMN 5        COL. 6   COLUMN 7            COLUMN 8
--------------------     --------------  --------  --------   ------------------   -------  --------   --------------------------
                                                                                             OTHER         VOTING AUTHORITY
                                                    VALUE     SHARES/  SH/P PUT/   INVSTMT   MANAGERS  --------------------------
NAME OF ISSUER           TITLE OF CLASS   CUSIP    (x$1000)   PRN AMT  RN   CALL   DSCRETN   NONE       SOLE      SHARED     NONE
Sybase Inc.                     COM     871130100    5576      599600               599600             416900     182700
Vans Inc.                       COM     921930103    3730      324600               324600             215200     109400
Wilmington Trust                COM     971807102    8353      151325               151325             102100      49225